Employee Compensation - Share-Based Compensation - Additional Information (Detail)	3 Months Ended
	Jan. 31, 2023 $ / shares	Jan. 31, 2022 $ / shares
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted	1,322,817	1,028,255
Weighted average fair value of options granted	$ 18.94	$ 14.17